SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Deferred Offering Costs (Details) - USD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Deferred Offering Costs [Abstract]
Deferred offering costs	$ 1.5	$ 0.8